PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT..
PROPERTY, PLANT AND EQUIPMENT

11.PROPERTY, PLANT AND EQUIPMENT

The details of property, plant and equipment are as follows:

	Construction				Electronic	Leasehold
In thousands of USD	in progress	Building	Land	Machinery	equipment	improvements	Others	Total
Cost:
At January 1, 2020	12,596	16,209	484	5,445	1,070	13,889	637	50,330
Additions	18,263	—	—	12	832	—	307	19,414
Construction in progress
transferred in	(27,486)	6,354	—	3,858	895	15,195	1,184	—
Disposals	—	—	—	(172)	(755)	(158)	(132)	(1,217)
At December 31, 2020	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Accumulated depreciation:
At January 1, 2020	—	(333)	—	(83)	(278)	(3,368)	(301)	(4,363)
Charge for the year	—	(955)	—	(1,115)	(546)	(7,177)	(305)	(10,098)
Disposals	—	—	—	5	121	127	50	303
At December 31, 2020	—	(1,288)	—	(1,193)	(703)	(10,418)	(556)	(14,158)
Impairment:
At January 1, 2020	—	—	—	—	—	—	—	—
Additions	(2,211)	—	—	—	—	—	—	(2,211)
At December 31, 2020	(2,211)	—	—	—	—	—	—	(2,211)
Net book value:
At December 31, 2020	1,162	21,275	484	7,950	1,339	18,508	1,440	52,158
Cost:
At January 1, 2021	3,373	22,563	484	9,143	2,042	28,926	1,996	68,527
Additions	59,524	886	—	479	3,228	—	1,329	65,446
Construction in progress transferred in	(27,097)	—	—	6,133	936	19,646	382	—
Disposals	(2,211)	—	—	(21)	(871)	(147)	(185)	(3,435)
At December 31, 2021	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Accumulated depreciation:
At January 1, 2021	—	(1,288)	—	(1,193)	(703)	(10,418)	(556)	(14,158)
Charge for the year	—	(1,100)	—	(1,235)	(793)	(10,805)	(501)	(14,434)
Disposals	—	—	—	1	462	112	96	671
At December 31, 2021	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Impairment:
At January 1, 2021	(2,211)	—	—	—	—	—	—	(2,211)
Disposals	2,211	—	—	—	—	—	—	2,211
At December 31, 2021	—	—	—	—	—	—	—	—
Net book value:
At December 31, 2021	33,589	21,061	484	13,307	4,301	27,314	2,561	102,617

	Construction				Electronic	Leasehold
In thousands of USD	in progress	Building	Land	Machinery	equipment	improvements	Others	Total
Cost:
At January 1, 2022	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Additions	54,107	—	—	1,228	4,681	2,431	4,295	66,742
Additions related to asset acquisition (See Note 5)	—	—	—	—	1	—	14	15
Construction in progress transferred in	(71,184)	—	—	16,132	794	53,661	597	—
Disposals	—	—	—	(222)	(187)	—	—	(409)
At December 31, 2022	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Accumulated depreciation:
At January 1, 2022	—	(2,388)	—	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Charge for the year	—	(1,137)	—	(4,392)	(1,532)	(21,892)	(1,485)	(30,438)
Disposals	—	—	—	16	93	—	—	109
At December 31, 2022	—	(3,525)	—	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Net book value:
At December 31, 2022	16,512	19,924	484	26,069	8,151	61,514	5,982	138,636

Construction in progress primarily represents the construction of mining datacenters.

For the year ended December 2020, and the period from January 1, 2021 to January 26, 2021, approximately US$0.3 million and US$0.02 million of depreciation expense was allocated to Bitmain and included in changes in invested capital, respectively.